Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 5,414	$ 4,486	$ 14,935	$ 12,018
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	220	243	190	1,113
Provision for credit losses recognized in income	(2)		(4)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(22)	(22)	(113)	(114)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	196	221	73	999
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	369	548	(258)	228
Net foreign currency translation gains (losses) from hedging activities	(152)	(253)	155	(158)
Reclassification of losses (gains) on foreign currency translation to income			(13)
Reclassification of losses (gains) on net investment hedging activities to income				1
Foreign currency translation adjustments	217	295	(116)	71
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(322)	359	248	50
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(146)	(271)	(482)	(580)
Net change in cash flow hedges	(468)	88	(234)	(530)
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 8)	278	37	327	183
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(576)	(47)	(613)	(1,061)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	30	2	68	76
Total items that will not be reclassified subsequently to income	(268)	(8)	(218)	(802)
Total other comprehensive income (loss), net of taxes	(323)	596	(495)	(262)
Total comprehensive income (loss)	5,091	5,082	14,440	11,756
Total comprehensive income attributable to:
Shareholders	5,092	5,079	14,435	11,749
Non-controlling interests	(1)	3	5	7
Total comprehensive income (loss)	5,091	5,082	14,440	11,756
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	56	6	149	302
Provision for credit losses recognized in income	(1)	(3)	(1)	(3)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(2)	(3)	(30)	(31)
Unrealized foreign currency translation gains (losses)	1	(1)	(6)	(11)
Net foreign currency translation gains (losses) from hedging activities	(56)	(96)	57	(63)
Reclassification of losses (gains) on foreign currency translation to income	0
Reclassification of losses (gains) on net investment hedging activities to income	0
Net gains (losses) on derivatives designated as cash flow hedges	(118)	117	98	(8)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(56)	(102)	(184)	(217)
Remeasurement gains (losses) on employee benefit plans	105	19	124	71
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	(220)	(18)	(234)	(408)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	11	1	25	28
Total income tax expenses (recoveries)	$ (280)	$ (80)	$ (2)	$ (340)